Ballast Small/Mid Cap ETF
Schedule of Investments
June 30, 2024 (Unaudited)
COMMON STOCKS — 99.61% Shares Fair Value
Communications — 1.76%
TripAdvisor, Inc.
(a)
143,920 $ 2,563,215
Consumer Discretionary — 16.15%
America's Car-Mart, Inc.
(a)
38,337 2,308,271
BorgWarner, Inc. 74,292 2,395,174
Cavco Industries, Inc.
(a)
12,771 4,420,936
Global Business Travel Group Inc.
(a)
301,816 1,991,986
Patrick Industries, Inc. 26,351 2,860,401
Phinia, Inc. 111,554 4,390,766
Wayside Technology Group, Inc. 82,584 5,187,101
23,554,635
Consumer Staples — 2.16%
Sprouts Farmers Market, Inc.
(a)
37,677 3,152,058
Energy — 9.17%
Epsilon Energy Ltd. 321,332 1,751,259
Green Plains, Inc.
(a)
145,035 2,300,255
Kosmos Energy Ltd.
(a)
404,435 2,240,569
Sitio Royalties Corp., Class A 87,750 2,071,778
Solaris Oilfield Infrastructure, Inc., Class A 389,775 3,344,270
Unit Corp. 45,786 1,671,189
13,379,320
Financials — 13.72%
Capital Bancorp, Inc. 161,691 3,314,666
Federal Agricultural Mortgage Corp., Class C 29,879 5,402,720
International General Insurance Holdings Ltd. 228,593 3,200,302
International Money Express, Inc.
(a)
169,652 3,535,548
MGIC Investment Corp. 211,807 4,564,441
20,017,677
Health Care — 3.13%
Bausch + Lomb Corp.
(a)
170,816 2,480,248
iRadimed Corp. 32,340 1,421,020
QuidelOrtho Corp.
(a)
20,076 666,925
4,568,193
Industrials — 15.08%
Atkore, Inc. 17,981 2,426,176
AZZ, Inc. 59,268 4,578,453
Bel Fuse, Inc., Class B 56,019 3,654,680
Brink's Co. (The) 27,816 2,848,358
Landstar System, Inc. 19,470 3,591,826
Lennox International, Inc. 6,142 3,285,847
Timken Co. (The) 20,130 1,613,017
21,998,357
Materials — 19.70%
Bioceres Crop Solutions Corp.
(a)
252,588 2,831,512
Compass Minerals International, Inc. 97,663 1,008,859
CONSOL Energy, Inc. 47,902 4,887,441

Ballast Small/Mid Cap ETF
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 99.61% - continued Shares Fair Value
Materials — 19.70% - continued
Eagle Materials, Inc. 16,512 $ 3,590,700
Ecovyst, Inc.
(a)
222,254 1,993,618
Ferroglobe plc 449,372 2,408,634
Natural Resource Partners, L.P. 84,600 7,583,543
Northern Technologies International Corp. 138,079 2,286,588
UFP Technologies, Inc.
(a)
8,158 2,152,651
28,743,546
Real Estate — 4.22%
EPR Properties 59,076 2,480,010
GEO Group, Inc. (The)
(a)
252,590 3,627,193
Lamar Advertising Co., Class A 430 51,398
6,158,601
Technology — 14.52%
Amdocs Ltd. 32,215 2,542,408
Cass Information Systems, Inc. 90,029 3,607,462
Extreme Networks, Inc.
(a)
107,841 1,450,461
Genpact Ltd. 38,583 1,241,987
IPG Photonics Corp.
(a)
25,000 2,109,750
Knowles Corp.
(a)
118,873 2,051,748
RCM Technologies, Inc.
(a)
94,604 1,770,987
Rimini Street, Inc.
(a)
802,222 2,462,822
Teradata Corp.
(a)
113,913 3,936,833
21,174,458
Total Common Stocks (Cost $138,788,961) 145,310,060
Total Investments — 99.61% (Cost $138,788,961) 145,310,060
Other Assets in Excess of Liabilities — 0.39% 562,972
NET ASSETS — 100.00% $ 145,873,032
(a) Non-income producing security.